                                 AssetMark Funds

                    Supplement dated December 27, 2002 to the
                       Prospectus dated September 9, 2002

Management of the Funds

AssetMark  Investment   Services,   Inc.  (the  "Advisor")  has  hired  Wilshire
Associates,  Inc. to provide the Advisor with manager research and due diligence consulting  services regarding the AssetMark Funds.  Wilshire  Associates,  Inc.
will  replace  CRA  RogersCasey,   Inc.  effective  January  1,  2003.  Wilshire
Associates is a global  investment firm  specializing in investment  strategies, consulting services and technology products. Founded in 1972, with more than 120 investment  professionals in 8 offices throughout the world, Wilshire advises to a client base with over $1.5 trillion of institutional assets. The firm provides services to corporations, foundations, endowments and public entities in over 20
countries,   applying  its  research,   technology  and  experience  to  develop
innovative, practical investment solutions.

On page 16 of the  prospectus,  all  references  to CRA  RogersCasey,  Inc.  are deleted and replaced with references to Wilshire Associates, Inc.

Change in Sub-Advisors -- AssetMark International Equity Fund

Effective  December 27, 2002,  the Board of Trustees has appointed  Clay Finlay,
Inc. ("Clay Finlay") and Oppenheimer  Capital,  LLC  ("Oppenheimer  Capital") to
replace Lombard Odier International Portfolio Management,  Ltd. and Lazard Asset
Management,  respectively, as sub-advisors to the AssetMark International Equity
Fund.   Lombard  Odier  and  Lazard  had  each  served  as  sub-advisor  to  the
International  Equity Fund since the Fund's inception.  The appointments of Clay
Finlay and  Oppenheimer  Capital do not require  shareholder  approval under the terms of the exemptive order issued to AssetMark Funds by the SEC. The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore,  the  section  of  the  prospectus  on  pages  23-25  describing  the sub-advisors  to the  International  Equity  Fund is  hereby  replaced  with the following:

Clay Finlay, Inc. ("Clay Finlay") Clay Finlay is a global equity management firm founded in 1982 and  headquartered in New York, with offices at 200 Park Avenue,
New York,  NY 10166.  The firm also has  offices  in London,  Geneva,  Tokyo and
Melbourne.  An  experienced  multinational  team  of  more  than  20  investment professionals  manages  a full  range  of  multi-regional  and  regional  equity
mandates  on  behalf  of  major   corporations,   financial   institutions   and
governments.  Assets under management are approximately $5 billion.  Clay Finlay manages its  allocated  portion of the  International  Equity Fund's assets on a team basis. The team consists of the following individuals:

     Frances R. Dakers - Director,  Portfolio Manager.  Member of the Investment
     Policy Committee.  Previous  international  investment experience in London and Paris including experience at Commerzbank,  Thomson McKinnon,  Kitcat &
     Aitken,  and Scrimgeour  Kemp Gee. B.A.  University of Reading.  Joined the
     firm in 1982 and has 36 years of investment  experience.

     Gregory  M.  Jones,  CFA -  Director,  Portfolio  Manager.  Member  of  the
     Investment Policy Committee.  Previous investment experience as a Portfolio
     Manager,  Analyst with The Northern  Trust Co. in Chicago,  and Dean Witter
     Reynolds, and a Credit Analyst with Riggs National Bank. M.B.A.  University of Chicago. B.A. Duke University.  Joined the firm in 1995 and has 18 years of investment experience.

     Susan  Kenneally - Director,  Portfolio  Manager.  Member of the Investment
     Policy Committee. Previous investment experience as a Senior Vice President and Director at Schroders  Investment  Management,  Director  International
     Investments  at New York  State  Retirement  Fund,  Vice  President  at UBS
     Securities,  Partner & Co-Head International Equity Portfolio Management at
     Arnold and S. Bleichroeder,  and Analyst at Wood Gundy. B.A.  University of
     Vermont. Joined the firm in 2000 and has 23 years of investment experience.

     Virginie M. Maisonneuve,  CFA - Director,  Portfolio Manager. Member of the
     Investment Policy Committee.  Previous investment experience as a Portfolio
     Manager at State Street  Research,  Batterymarch  Financial  Management and
     Martin Currie.  Additional  experience  with the French Ministry of Foreign
     Affairs in Beijing,  China.  M.B.A.  Ecole  Superieure  Libre des  Sciences
     Commerciales  Appliques.  B.A. People's University,  Beijing. B.A. Dauphine
     University,  Paris.  Joined the firm in 1998 and has 15 years of investment experience.

     Robert C.  Schletter,  CFA -  Director,  Portfolio  Manager.  Member of the
     Investment Policy  Committee.  Previous  investment  experience as a Senior
     Vice President and Portfolio Manager at Morgan Guaranty.  M.B.A. University
     of Virginia. B.S. Northwestern University.  Joined the firm in 1984 and has
     23 years of investment experience.

Oppenheimer  Capital,  LLC  ("Oppenheimer  Capital")  Oppenheimer  Capital  is a
Delaware limited  liability  company founded in 1969. Its address is 1345 Avenue of the Americas,  New York, New York 10105.  Oppenheimer  Capital is an indirect subsidiary of Allianz  Dresdner Asset  Management  L.P.  ("ADAM"),  a registered investment  adviser.  Allianz AG, a German  insurance  company,  is the majority owner of ADAM.  Oppenheimer  Capital  provides  investment  advice to  financial institutions,  individuals,  state and local  government  agencies,  pension and profit  sharing plans,  trusts,  estates,  businesses  and other  organizations.
Oppenheimer   Capital  has  been  a  leading  innovator  of  value-style  equity investment management since its inception in 1969. The firm has over $26 billion of assets under management.  The following individual leads the team responsible for managing Oppenheimer Capital's allocated portion of the International Equity
Fund's assets:

     Elisa Amitay Mazen, Managing  Director-Portfolio  Manager. Ms. Mazen is the
     Portfolio Manager/Analyst for Oppenheimer Capital's International Value and
     Global Value  products.  She focuses her  attention  especially  within the pharmaceuticals, chemicals, beverages, mining, and macro sector/industries.
     Prior to joining the firm, Ms. Mazen was an international portfolio manager at  Clemente  Capital,  with  analytical  responsibilities  for the  United
     States,  Canada,  Turkey,  and  Israel.  She was also a vice  president  at
     Mitchell Hutchins Asset Management.  Ms. Mazen holds a BA in Economics from
     Rutgers University.

Change in Portfolio Manager -- AssetMark Small/Mid Cap Value Fund

The section of the Prospectus  regarding Ariel Capital Management,  Inc. on page
22 is replaced with the following:

     Ariel Capital Management,  Inc.  ("Ariel"),  200 East Randolph Drive, Suite
     2900, Chicago, Illinois, 60601, is the second sub-advisor for the Small/Mid
     Cap  Value  Fund.  Ariel  is a  Chicago-based  investment  management  firm specializing in undervalued  small and  medium-sized  companies,  with $7.5 billion in assets under management for individual and institutional clients as of August 12, 2002. The following  individual leads the team responsible for managing  Ariel's  allocated  portion of the Small/Mid Cap Value Fund's assets:

     John W. Rogers, Jr.
     Founder, Chairman and Chief Investment Officer
     As the firm's founder, Mr. Rogers has led Ariel since its inception in 1983 and has over 20 years of industry experience.  Prior to founding Ariel, Mr.
     Rogers  worked for 2 1/2 years for the  investment  banking firm of William
     Blair & Company.

Sub-Advisor Name Change

As a result of an internal  restructuring,  all references to Brandes Investment
Partners,  L.P. in the  Prospectus are changed to Brandes  Investment  Partners,
LLC. Brandes is the sub-advisor to the AssetMark Large Cap Value Fund.

               Please retain this Supplement for future reference.